Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities
Accounts payable	$ 8.5	$ 3.5
Accrued liabilities	25.1	37.3
Accounts payable and accrued liabilities	$ 33.6	$ 40.8